Document and Entity Information	Apr. 28, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 3, 2022, Primis Financial Corp. (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Original Report”), which disclosed the entry by the Company’s wholly-owned subsidiary, Primis Bank, into a Stock Purchase Agreement (the “Purchase Agreement”) with Community First Bank, Inc. (“Seller”) and SeaTrust Mortgage Company (“SeaTrust”), pursuant to which the Bank will purchase 100% of the outstanding capital stock of SeaTrust from Seller (the “Acquisition”). The Original Report included a copy of the Purchase Agreement as an exhibit, but inadvertently listed the Purchase Agreement as Exhibit 1.01, rather than Exhibit 10.01. The Company is filing this Amendment No.1 on Form 8-K/A (this “Amendment”) solely to assign the correct reference number to the copy of the Purchase Agreement that was filed with the Original Report. This Amendment does not amend or update any other information contained in the Original Report. This Amendment No. 1 should be read in conjunction with the Original Report.
Document Period End Date	Apr. 28, 2022
Entity Registrant Name	PRIMIS FINANCIAL CORP.
Entity Central Index Key	0001325670
Entity Emerging Growth Company	false
Entity File Number	001-33037
Entity Incorporation State Country Code	VA
Entity Tax Identification Number	20-1417448
Entity Address, Address Line One	6830 Old Dominion Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22101
City Area Code	(703)
Local Phone Number	893-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK
Trading Symbol	FRST
Security Exchange Name	NASDAQ